INCOME TAXES INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 United States	Dec. 31, 2011 United Kingdom	Dec. 31, 2011 Italy	Dec. 31, 2011 China	Dec. 31, 2011 Germany	Dec. 31, 2011 Spain	Dec. 31, 2011 Other Countries	Aug. 16, 2011 DemagAG	Dec. 31, 2010 United States
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the Beginning of the Period	$ 141.7	$ 151.1	$ 115.9
Additions for current year tax positions	0.7	3.4	33.6
Additions for prior year tax positions	15.2	20.7	148.6
Reductions for prior year tax positions	(10.5)	(7.0)	(117.1)
Reductions for tax positions related to current year	0	(1.2)	(26.1)
Reductions related to expirations of statute of limitations	(3.3)	(1.3)	(6.4)
Settlements	(14.8)	(25.3)	(2.8)
Acquired balances	40.6	1.3	5.4
Balance at the End of the Period	169.6	141.7	151.1
Deferred tax assets valuation allowance	183.3	157.6
Valuation allowance for deferred tax assets, increase in period	25.7	23.0
(Benefit from) provision for income taxes from continuing operations
Tax at statutory federal income tax rate	29.6	(83.4)	(183.3)
State taxes (net of Federal benefit)	4.3	(9.0)	(9.0)
Change in valuation allowance	18.1	35.1	29.4
Foreign tax differential on income/losses of foreign subsidiaries	(7.1)	7.6	17.1
Non-deductible goodwill charges	0	0	0.2
U.S. tax on multi-national operations	(0.1)	0.2	24.8
Change in foreign statutory rates	4.9	2.5	(3.6)
U.S. manufacturing and export incentives	(1.7)	6.4	0
Tax on foreign exchange amounts reported in accumulated other comprehensive income	0	15.5	0
Other	2.4	(1.7)	7.0
Total provision for (benefit from) income taxes	50.4	(26.8)	(117.4)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	153.8
Operating Loss Carryforwards	(747.0)			(15.4)	(171.0)	(186.0)	43.0	(208.0)	(41.0)	(98.0)
Income Taxes Paid	(36.3)	47.5	23.2
Income Taxes Receivable, Current	27.1	132.0										105.2
Income Tax Examination, Penalties and Interest Accrued	19.3	25.5
Income Tax Examination, Penalties and Interest Expense	(6.3)	9.2
Deferred Tax Liabilities, Other											$ 3.0